Summarised financial information	6 Months Ended
Jun. 30, 2024
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information	Summarised financial information
The following summarised financial information is required by the rules of the Securities and Exchange Commission and has been prepared in accordance with Section 3-10 of Regulation S-X in respect of the guarantees of:
–US$8.75 billion of outstanding bonds issued by B.A.T Capital Corporation (BATCAP) in connection with the acquisition of Reynolds
American, including registered bonds issued in exchange for the initially issued bonds (the 2017 Bonds);
–US$11.12 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on 17 July 2019, and US$6.30 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on 1 July
2022 pursuant to which BATCAP, BATIF or the Company may issue an indefinite amount of debt securities; and
–US$2.50 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on 17 July 2019, and US$1.00 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on 1 July 2022 pursuant to which BATCAP, BATIF or the Company may issue an indefinite amount of debt securities.
As of 28 July 2020, all relevant Group entities suspended their reporting obligations with respect to the US$6.68 billion (30 June 2023:
US$7.70 billion and 31 December 2023: US$6.68 billion) of RAI unsecured notes and US$22.12 million (30 June 2023 and 31 December
2023: US$22.12 million) of Lorillard unsecured notes. As such, no summarised financial information is provided with respect to these securities.
As described below, Reynolds American Inc. (Reynolds American/RAI) is a subsidiary guarantor of all outstanding series of BATCAP and
BATIF bonds. Under the terms of the indentures governing such notes, any subsidiary guarantor (including Reynolds American) other than BATCAP or BATIF, as applicable, BATNF and BATHTN (as defined below), will automatically and unconditionally be released from all obligations under its guarantee, and such guarantee shall thereupon terminate and be discharged and of no further force or effect, in the event that (1) its guarantee of all then outstanding notes issued under the Group’s EMTN Programme is released or (2) at substantially the same time its guarantee of the debt securities is terminated, such subsidiary guarantor is released from all obligations in respect of indebtedness for borrowed money for which such subsidiary guarantor is an obligor (as a guarantor or borrower). Under the EMTN
Programme, Reynolds American’s guarantee is released if at any time the aggregate amount of indebtedness for borrowed money, subject to certain exceptions, for which Reynolds American is an obligor, does not exceed 10% of the outstanding long-term debt of BAT as reflected in the balance sheet included in BAT's most recent publicly released interim or annual consolidated financial statements.
Reynolds American’s guarantee may be released notwithstanding Reynolds American guaranteeing other indebtedness, provided
Reynolds American’s guarantee of outstanding notes issued under the EMTN Programme is released. If Reynolds American’s guarantee is released, BAT is not required to replace such guarantee, and the debt securities will have the benefit of fewer subsidiary guarantees for the remaining maturity of the debt securities.
Note: The following summarised financial information reports the unconsolidated contribution of each applicable company to the
Group’s consolidated results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the United States region, all financial statements and financial information provided by or with respect to the U.S. business or
RAI (and/or RAI and its subsidiaries (collectively, the Reynolds Group)) are prepared on the basis of U.S. GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary U.S. GAAP-based financial statements and information.
The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several:
a.British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;
b.B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATCAP’ in the financials below;
c.B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;
d.B.A.T. Netherlands Finance B.V. (as a subsidiary guarantor), referred to as ‘BATNF’ in the financials below;
e.Reynolds American Inc. (as a subsidiary guarantor), referred to as ‘RAI’ in the financials below; and
f.British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the 2017 Bonds only), referred to as ‘BATHTN’
in the financials below.
In accordance with Section 13-01 of Regulation S-X, information in respect of investments in subsidiaries that are not issuers or guarantors has been excluded from non-current assets as shown in the balance sheet table below. The “BATHTN” column in the summarised financial information is only applicable in the context of the 2017 Bonds. British American Tobacco Holdings (The
Netherlands) B.V. (‘BATHTN’) is not an issuer nor a guarantor of any of the other securities referenced in this note. None of the issuers or other guarantors has material balances with or an investment in BATHTN. Investments in subsidiaries represent share capital acquired in relation to or issued by subsidiary undertakings.
In the case of debt securities that may be issued by BAT p.l.c., BATCAP or BATIF under an indenture to be entered into (the “2022
Indenture”) and referred to in the registration statement in Form F-3 (Registration No. 333-265958), one or more of BATCAP, BATIF,
BATNF and RAI may guarantee such debt securities to the extent specified in the applicable supplemental indenture to the 2022
Indenture. In addition, BAT p.l.c. will be a parent guarantor in respect of any debt securities issued by BATCAP or BATIF under the 2022
Indenture.
Notes to the Unaudited Interim Financial Statements
Continued
Summarised financial information (continued)

Six months ended 30 June 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(10)	(1)	(12)	—	(1)	1
Dividend income	—	—	—	—	2,519	—
Net finance income/(costs)	285	(19)	794	—	(233)	(32)
Profit/(loss) before taxation	275	(20)	782	—	2,285	(31)
Taxation on ordinary activities	—	(26)	(6)	—	55	(90)
Profit/(loss) for the period	275	(46)	776	—	2,340	(121)

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(3)	—	—	—	11	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	187	161	739	—	12	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,519	—

Six months ended 30 June 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(521)	—	(1)	—	15	4
Dividend income	—	—	1	—	2,276	—
Net finance income/(costs)	244	(96)	567	—	(267)	—
(Loss)/profit before taxation	(277)	(96)	567	—	2,024	4
Taxation on ordinary activities	—	(2)	7	—	64	(1)
(Loss)/profit for the period	(277)	(98)	574	—	2,088	3

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(513)	—	(8)	—	25	3
Transactions with non-issuer/non-guarantor subsidiaries net finance income	144	267	802	7	60	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	1	—	2,276	—
Notes to the Unaudited Interim Financial Statements
Continued
Summarised financial information (continued)

As at 30 June 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	21,097	2,252	1,392	304	56
Current assets	6,176	14,822	45,836	752	975	10
Non-current liabilities	1,580	18,650	11,572	1,392	7,690	14
Non-current borrowings	1,571	18,444	11,314	1,392	7,640	—
Other non-current liabilities	9	206	258	—	50	14
Current liabilities	82	17,251	32,808	751	2,899	128
Current borrowings	38	17,219	32,569	751	2,189	3
Other current liabilities	44	32	239	—	710	125

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,064	17,225	49,096	—	1,242	13
Amounts due to non-issuer/non-guarantor subsidiaries	4	3,115	32,843	—	10	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,398	1,504

As at 31 December 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	20,691	2,238	1,422	318	43
Current assets	9,128	12,739	43,431	790	942	10
Non-current liabilities	1,580	18,266	12,901	1,422	9,163	11
Non-current borrowings	1,571	18,101	12,662	1,422	9,113	—
Other non-current liabilities	9	165	239	—	50	11
Current liabilities	339	15,137	30,091	789	1,301	4
Current borrowings	39	15,102	29,512	788	597	2
Other current liabilities	300	35	579	1	704	2

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,074	16,837	43,279	—	1,229	10
Amounts due to non-issuer/non-guarantor subsidiaries	—	3,735	25,686	—	18	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,185	1,537